Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues, net	$ 6,962,241	$ 8,915,111
Cost of revenues	4,659,769	5,869,310
Gross Profit	2,302,472	3,045,801
Operating expenses:
Selling, general and administrative expenses	3,996,714	2,260,806
Total operating expenses	3,996,714	2,260,806
(Loss) income from operations	(1,694,242)	784,995
Other income (expense)
Other income	127,373	445,148
Interest and financing income and expenses, net	(216,131)	(327,128)
Other gain (loss) and (expenses), net	(107,826)	(41,070)
Total other (expenses) income, net	(196,584)	76,950
(Loss) income before income taxes	(1,890,826)	861,945
Income tax expense	11,522	65,591
Net (loss) income	(1,902,348)	796,354
Comprehensive income (loss)
Net (loss) income	(1,902,348)	796,354
Other comprehensive income (loss)
Foreign currency translation adjustment	(486,237)	(1,115,176)
Comprehensive loss	$ (2,388,585)	$ (318,822)
(Net loss) earnings per share
Earnings per share, Basic (in Dollars per share)	$ (0.15)	$ 0.07
Weighted average common shares outstanding
Weighted average common shares outstanding, Basic (in Shares)	12,607,981	11,150,898